Leases (Tables)	12 Months Ended
Sep. 30, 2023
Leases
Schedule of right-of-use assets

Right-of-use assets

	Land &	IT
	buildings	equipment	Total
	$'000	$'000	$'000
Cost
At 1 October 2020	—	—	—
Additions	—	—	—
Foreign exchange on translation	—	—	—
At 30 September 2021	—	—	—
At 1 October 2021	—	—	—
Additions	7,597	704	8,301
Foreign exchange on translation	(1,321)	—	(1,321)
At 30 September 2022	6,276	704	6,980
At 1 October 2022	6,276	704	6,980
Additions	1,100	—	1,100
Foreign exchange on translation	635	—	635
At 30 September 2023	8,011	704	8,715
Depreciation
At 1 October 2020	—	—	—
Charge	—	—	—
Foreign exchange on translation	—	—	—
At 30 September 2021	—	—	—
At 1 October 2021	—	—	—
Charge	(841)	(82)	(923)
Foreign exchange on translation	80	2	82
At 30 September 2022	(761)	(80)	(841)
At 1 October 2022	(761)	(80)	(841)
Charge	(1,395)	(247)	(1,642)
Foreign exchange on translation	(77)	(14)	(91)
At 30 September 2023	(2,233)	(341)	(2,574)
Net Book Value
At 30 September 2023	5,778	363	6,141
At 30 September 2022	5,515	624	6,139
At 30 September 2021	—	—	—

Schedule of lease liability

	2023	2022	2021
	$'000	$'000	$'000
Current liabilities
Lease liabilities	2,118	1,154	—

Non-current liabilities
Lease liabilities	6,284	6,681	—
	8,402	7,835	—

Schedule of amounts recognised in profit or loss for leases

	2023	2022	2021
	$'000	$'000	$'000

Depreciation expense on right of use assets	1,642	923	—
Interest on lease liabilities	284	221	—
Expense relating to short-term leases	3	12	9

Total	1,929	1,156	9

Schedule of amounts recognised in cash flow statement for leases	Amounts recognised in statement of cash flows

	2023	2022	2021
	$'000	$'000	$'000

Total cash outflow for leases	(1,599)	(657)	—

Total	(1,599)	(657)	—